UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number: 28-14502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
July 6, 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
83
Form 13F Information Table Value Total:
$157,729


List of Other Included Managers:





No.  13F File Number
Name

Form 13F Information Table

                                                            Value    Shares/  Sh/  Put/  Invstmt  Other     Voting Authority
Name of Issuer                Title of Class   CUSIP       (x$1000)  PRN AMT   PRN  Call Discretn Managers  Sole     Shared  None

Accenture LTD.                COM             G1150G111      405      6706    SH         SOLE               6706
Affiliated Managers Group     COM             008252108     4252     41910    SH         SOLE              12990            28920
Allete Inc.                   COM             018522300     2524     61491    SH         SOLE              19266            42225
Alpha Natural Resources Inc.  COM             02076X102     2854     62800    SH         SOLE              21277            41523
American Eagle Outfitters Inc.COM             02553E106     2312    181321    SH         SOLE              58260           123061
Ameritrade Holdings Corp      COM             03074K100      389     19951    SH         SOLE              19951
AMN Healthcare Services Inc.  COM             001744101     4950    594895    SH         SOLE             185018           409877
Annaly Capital Management Inc.COM             035710409      341     18912    SH         SOLE              18912
Apache Corporation            COM             037411105      389      3154    SH         SOLE               3154
Arbitron Inc.                 COM             03875Q108     2215     53581    SH         SOLE              16632            36949
ATMI Inc.                     COM             00207R101     3174    155344    SH         SOLE              47774           107570
Avery Dennison Corporation    COM             053611109      315      8164    SH         SOLE               8164
Cal - Maine Foods Inc         COM             128030202     3248    101628    SH         SOLE              31241            70387
Capitol Federal Financial Inc.COM             14057J101     2337    198725    SH         SOLE              59458           139267
Capstead Mortgage Corporation COM             14067E506     2893    215909    SH         SOLE              79305           136604
CareFusion Corporation        COM             14170T101      358     13189    SH         SOLE              13189
Caterpillar Inc               COM             149123101      345      3245    SH         SOLE               3245
Chubb Corp                    COM             171232101      384      6137    SH         SOLE               6137
Cisco Systems                 COM             17275R102      384     24577    SH         SOLE              24577
Citi Trends, Inc.             COM             17306X102     2883    191154    SH         SOLE              54280           136874
Clorox Company                COM             189054109      338      5017    SH         SOLE               5017
Commercial Metals Company     COM             201723103     2306    160665    SH         SOLE              65116            95549
Conocophillips                COM             20825C104      285      3784    SH         SOLE               3784
Covance Inc                   COM             222816100     3920     66023    SH         SOLE              21055            44968
Cubist Pharmaceuticals Inc.   COM             229678107     2163     60097    SH         SOLE              18795            41302
Cummins Inc Formerlycummins EnCOM             231021106      231      2234    SH         SOLE               2234
Cymer Inc.                    COM             232572107     4688     94696    SH         SOLE              29451            65245
Dg Fastchannel Inc  Com       COM             23326R109     3538    110375    SH         SOLE              34456            75919
Endo Pharmaceuticals Holdings COM             29264F205     3459     86113    SH         SOLE              27464            58649
Exelon Corp                   COM             30161N101      259      6053    SH         SOLE               6053
FBR & Company                 COM             30247C301     2947    866862    SH         SOLE             270209           596653
Flir Systems Inc.             COM             302445101     3731    110665    SH         SOLE              35388            75277
GameStop Corporation          COM             36467W109     3563    133579    SH         SOLE              43248            90331
GFI Group Inc.                COM             361652209     3183    693528    SH         SOLE             213158           480370
Goodrich Petroleum CorporationCOM             382410405     3447    187228    SH         SOLE              59612           127616
GT Solar International Inc.   COM             3623E0209     5021    309966    SH         SOLE              98539           211427
Gulfport Energy Corporation   COM             402635304     2707     91190    SH         SOLE              29984            61206
Harris Corp                   COM             413675105      343      7602    SH         SOLE               7602
Helix Energy Solution Gp      COM             42330P107     3670    221610    SH         SOLE              69189           152421
Holly Corporation             COM             435758305      225      3235    SH         SOLE               3235
Illinois Tool Works Inc.      COM             452308109      337      5966    SH         SOLE               5966
Intel                         COM             458140100      466     21043    SH         SOLE              21043
Intuit Inc.                   COM             461202103      355      6840    SH         SOLE               6840
Irobot Corporation            COM             462726100     3211     90992    SH         SOLE              30225            60767
Ishares  R2000 Value          COM             464287630      343      4671    SH         SOLE               4671
Ishares R1000 Growth          COM             464287614      385      6324    SH         SOLE               6324
Ishares R2000 Growth          COM             464287648      343      3614    SH         SOLE               3614
Kirkland's Inc.               COM             497498105     2755    229219    SH         SOLE              70014           159205
Kohl's Corp                   COM             500255104      342      6845    SH         SOLE               6845
Kulicke & Soffa Industries IncCOM             501242101     4500    403927    SH         SOLE             124588           279339
Logitech International SA     COM             H50430232     1725    153459    SH         SOLE              40418           113041
Marsh & Mclennan Companies IncCOM             571748102      366     11735    SH         SOLE              11735
Mattel Inc.                   COM             577081102      409     14873    SH         SOLE              14873
McGrath Rent Corporation      COM             580589109     2788     99285    SH         SOLE              31640            67645
Medtronic Inc                 COM             585055106      270      7012    SH         SOLE               7012
Montpelier Re Holdings LTD    COM             G62185106     3459    192155    SH         SOLE              60724           131431
Nike Inc Class B              COM             654106103      348      3867    SH         SOLE               3867
Nordic American Tanker ShippinCOM             G65773106     2739    120706    SH         SOLE              37852            82854
Occidental Petroleum Corp     COM             674599105      293      2819    SH         SOLE               2819
Oplink Communications, Inc.   COM             68375Q403     2679    143810    SH         SOLE              44025            99785
OptionsExpress Holdings Inc.  COM             684010101     3360    201451    SH         SOLE              61984           139467
Orbital Sciences Corporation  COM             685564106     3214    190724    SH         SOLE              59945           130779
Research In Motion Limited    COM             760975102      246      8513    SH         SOLE               8513
Rigel Pharmaceuticals Inc.    COM             766559603     3671    400367    SH         SOLE             128367           272000
Rogers Corporation            COM             775133101     3801     82278    SH         SOLE              25239            57039
Rubicon Technology Inc.       COM             78112T107     4273    253451    SH         SOLE              76730           176721
Skechers USA Inc.             COM             830566105     2810    194050    SH         SOLE              60170           133880
Starbucks Corp                COM             855244109      307      7766    SH         SOLE               7766
Stryker Corp        Nfs Llc IsCOM             863667101      353      6023    SH         SOLE               6023
Symantec Corp       Nfs Llc IsCOM             871503108      346     17536    SH         SOLE              17536
Synaptics Inc.                COM             87157D109     2688    104444    SH         SOLE              32908            71536
Sysco Corporation             COM             871829107      346     11086    SH         SOLE              11086
Taser Intl Inc                COM             87651B104     3825    840632    SH         SOLE             263709           576923
Texas Instruments             COM             882508104      337     10260    SH         SOLE              10260
Thompson Creek Metals Company COM             884768102     3651    365855    SH         SOLE             113410           252445
Umpqua Holdings Corp          COM             904214103     3073    265583    SH         SOLE              82089           183494
Unitedhealth Group            COM             91324P102      555     10765    SH         SOLE              10765
Vanguard Emerging Markets VIPECOM             922042658      384      7905    SH         SOLE               7905
Vanguard Pacific VIPERs       COM             922042866      288      5088    SH         SOLE               5088
Varian Medical Systems Inc.   COM             92220P105      520      7422    SH         SOLE               7422
ViroPharma Inc.               COM             928241108     3870    209170    SH         SOLE              66916           142254
Walgreen Company    Nfs Llc IsCOM             931422109      293      6896    SH         SOLE               6896
Windstream Corp               COM             97381W104      429     33086    SH         SOLE              33086